Commitments And Contingencies (Summary Of Financial Instruments Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments Contingencies And Guarantees [Line Items]
Commitments to grant loans, Contract Amount	$ 192,295	$ 243,458
Unfunded commitments under lines of credit, Contract Amount	2,372,971	1,773,601
Commercial and standby letters of credit, Contract Amount	$ 62,207	$ 49,530